BLACKROCK FUNDS II

BlackRock Conservative Prepared Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Growth Prepared Portfolio

BlackRock Aggressive Growth Prepared Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 27, 2015 to

the Prospectus of each Fund, each dated January 28, 2015

The Board of Trustees (the “Board”) of BlackRock Funds II recently approved certain changes to the Funds. In particular, the Board approved a change in the name of each Fund as follows:

Current Fund Name	New Fund Name
BlackRock Conservative Prepared Portfolio	BlackRock 20/80 Target Allocation Fund
BlackRock Moderate Prepared Portfolio	BlackRock 40/60 Target Allocation Fund
BlackRock Growth Prepared Portfolio	BlackRock 60/40 Target Allocation Fund
BlackRock Aggressive Growth Prepared Portfolio	BlackRock 80/20 Target Allocation Fund

The Board also approved a change to the investment objectives of the BlackRock 20/80 Target Allocation Fund and the BlackRock 40/60 Target Allocation Fund. The BlackRock 20/80 Target Allocation Fund currently has an investment objective “to seek a balance between long term capital appreciation and high current income, with a greater emphasis on income.” The BlackRock 20/80 Target Allocation Fund’s investment objective will become “to seek a balance between long term capital appreciation and high current income, with an emphasis on income.” The BlackRock 40/60 Target Allocation Fund currently has an investment objective “to seek a balance between long term capital appreciation and high current income, with a greater emphasis on capital appreciation.” The BlackRock 40/60 Target Allocation Fund’s investment objective will become “to seek a balance between long term capital appreciation and high current income, with an emphasis on income.” The Board also approved certain changes to each Fund’s principal investment strategies and investment process, and changes in the underlying funds in which the Funds may invest. As a result of these changes, each Fund’s target allocation among asset classes will change as follows:

Target Asset Allocation

	Equity Securities	Fixed Income Securities
BlackRock 20/80 Target Allocation Fund	20%	80%
BlackRock 40/60 Target Allocation Fund	40%	60%
BlackRock 60/40 Target Allocation Fund	60%	40%
BlackRock 80/20 Target Allocation Fund	80%	20%

In addition, Fund management has determined to make certain changes to each Fund’s portfolio management team and to change the benchmark indices against which each Fund compares its performance. BlackRock Advisors, LLC (“BlackRock”) had agreed to contractually waive and/or reimburse fees and expenses to limit Total Annual Fund Operating Expenses to certain caps for Investor A, Investor C, Institutional and Class R Shares of each Fund until February 1, 2016. These contractual caps will terminate on June 23, 2015. BlackRock has agreed to new contractual caps for each such share class, which will take effect on May 26, 2015 and remain in effect until February 1, 2017. In certain instances, the new contractual caps are higher than the current contractual caps.

The changes will become effective on or about May 26, 2015.

Investors should review carefully the specific changes to the Prospectus of each Fund, reflecting the changes noted above, which are detailed below.

Effective on or about May 26, 2015, the following changes are made to the Prospectus of each Fund.

Change in each Fund’s Name

The BlackRock Conservative Prepared Portfolio is renamed BlackRock 20/80 Target Allocation Fund. References to the “Conservative Fund” are replaced with “20/80 Fund.”

The BlackRock Moderate Prepared Portfolio is renamed BlackRock 40/60 Target Allocation Fund. References to the “Moderate Fund” are replaced with “40/60 Fund.”

The BlackRock Growth Prepared Portfolio is renamed BlackRock 60/40 Target Allocation Fund. References to the “Growth Fund” are replaced with “60/40 Fund.”

The BlackRock Aggressive Growth Prepared Portfolio is renamed BlackRock 80/20 Target Allocation Fund. References to the “Aggressive Growth Fund” are replaced with “80/20 Fund.”

Change in the 20/80 Fund’s Investment Objective

The section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Conservative Prepared Portfolio—Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of the BlackRock 20/80 Target Allocation Fund is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Change in the 40/60 Fund’s Investment Objective

The section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Moderate Prepared Portfolio—Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of the BlackRock 40/60 Target Allocation Fund is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Change in each Fund’s Strategies and Risks

The section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Conservative Prepared Portfolio—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

In general, the Fund invests in three different kinds of underlying funds: those that invest primarily in equity securities (equity funds), those that invest primarily in fixed-income securities (fixed-income funds), and those that invest in a mix of equity and fixed-income securities (multi-asset funds). Equity funds may include funds that invest in any security or instrument in furtherance of an investment goal of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities or instruments, as well as commodities. Fixed-income funds may include funds that invest in any security or instrument in furtherance of an investment goal of current income, including domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity or fixed-income funds may invest.

Variations in the target percentage allocation between equity and fixed-income securities, through investments in underlying funds, are permitted up to 10%. Therefore, based on a target equity/fixed-income allocation of 20%/80%, the Fund may have an equity/fixed-income allocation that ranges from 30%/70% to 10%/90%. Although variations beyond the 10% range are generally not permitted, BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.

The Fund’s equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The Fund’s fixed-income allocation may be further diversified by sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location, or other factors. The percentage allocation to the various types of equity and fixed-income securities are determined at the discretion of the portfolio managers and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment objective, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed-income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

The section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Conservative Prepared Portfolio—Principal Risks of Investing in the Fund” is amended to add the following:

• Commodities Related Investments Risks—Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

• Real Estate Related Securities Risk—The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

The section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Moderate Prepared Portfolio—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

In general, the Fund invests in three different kinds of underlying funds: those that invest primarily in equity securities (equity funds), those that invest primarily in fixed-income securities (fixed-income funds), and those that invest in a mix of equity and fixed-income securities (multi-asset funds). Equity funds may include funds that invest in any security or instrument in furtherance of an investment goal of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities or instruments, as well as commodities. Fixed-income funds may include funds that invest in any security or instrument in furtherance of an investment goal of current income, including domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity or fixed-income funds may invest.

Variations in the target percentage allocation between equity and fixed-income securities, through investments in underlying funds, are permitted up to 10%. Therefore, based on a target equity/fixed-income allocation of 40%/60%, the Fund may have an equity/fixed-income allocation that ranges from 50%/50% to 30%/70%. Although variations beyond the 10% range are generally not permitted, BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.

The Fund’s equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The Fund’s fixed-income allocation may be further diversified by sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location, or other factors. The percentage allocation to the various types of equity and fixed-income securities are determined at the discretion of the portfolio managers and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment objective, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed-income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

The section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Moderate Prepared Portfolio—Principal Risks of Investing in the Fund” is amended to add the following:

• Commodities Related Investments Risks—Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

• Real Estate Related Securities Risk—The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

The section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Growth Prepared Portfolio—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

In general, the Fund invests in three different kinds of underlying funds: those that invest primarily in equity securities (equity funds), those that invest primarily in fixed-income securities (fixed-income funds), and those that invest in a mix of equity and fixed-income securities (multi-asset funds). Equity funds may include funds that invest in any security or instrument in furtherance of an investment goal of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities or instruments, as well as commodities. Fixed-income funds may include funds that invest in any security or instrument in furtherance of an investment goal of current income, including domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity or fixed-income funds may invest.

Variations in the target percentage allocation between equity and fixed-income securities, through investments in underlying funds, are permitted up to 10%. Therefore, based on a target equity/fixed-income allocation of 60%/40%, the Fund may have an equity/fixed-income allocation that ranges from 70%/30% to 50%/50%. Although variations beyond the 10% range are generally not permitted, BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.

The Fund’s equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The Fund’s fixed-income allocation may be further diversified by sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location, or other factors. The percentage allocation to the various types of equity and fixed-income securities are determined at the discretion of the portfolio managers and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment objective, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed-income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

The section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Growth Prepared Portfolio—Principal Risks of Investing in the Fund” is amended to add the following:

• Commodities Related Investments Risks—Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

• Real Estate Related Securities Risk—The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

The section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Aggressive Growth Prepared Portfolio—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

In general, the Fund invests in three different kinds of underlying funds: those that invest primarily in equity securities (equity funds), those that invest primarily in fixed-income securities (fixed-income funds), and those that invest in a mix of equity and fixed-income securities (multi-asset funds). Equity funds may include funds that invest in any security or instrument in furtherance of an investment goal of long term capital appreciation, including domestic and international equities, real estate-related securities and other similar securities or instruments, as well as commodities. Fixed-income funds may include funds that invest in any security or instrument in furtherance of an investment goal of current income, including domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity or fixed-income funds may invest.

Variations in the target percentage allocation between equity and fixed-income securities, through investments in underlying funds, are permitted up to 10%. Therefore, based on a target equity/fixed-income allocation of 80%/20%, the Fund may have an equity/fixed-income allocation that ranges from 90%/10% to 70%/30%. Although variations beyond the 10% range are generally not permitted, BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.

The Fund’s equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The Fund’s fixed-income allocation may be further diversified by sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location, or other factors. The percentage allocation to the various types of equity and fixed-income securities are determined at the discretion of the portfolio managers and can be changed to reflect the current market environment.

The Fund may, when consistent with its investment objective, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed-income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

The section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Aggressive Growth Prepared Portfolio—Principal Risks of Investing in the Fund” is amended to add the following:

• Commodities Related Investments Risks—Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

• Real Estate Related Securities Risk—The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Change in the Funds’ Benchmarks

The section of the Prospectus captioned “Fund Overview—Key Facts About BlackRock Conservative Prepared Portfolio—Performance Information” is deleted in its entirety and replaced with the following:

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to May 26, 2015 as reflected in the bar chart and the table are the returns of the Fund that followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.” The table compares the Fund’s performance to that of the Barclays U.S. Aggregate Bond Index, the Barclays U.S. Universal Index, a customized weighted index comprised of the returns of the Barclays U.S. Aggregate Bond Index (60%), Russell 3000® Index (32%) and MSCI EAFE® Index (8%), and a customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Barclays U.S. Universal Index (80%). Effective May 26, 2015, the Barclays U.S. Aggregate Bond Index was replaced with the Barclays U.S. Universal Index, and the customized weighted index against which the Fund measures its performance is changed from the Barclays U.S. Aggregate Bond Index (60%), Russell 3000® Index (32%) and MSCI EAFE® Index (8%) to the MSCI ACWI Index (14%), MSCI USA Index (6%) and Barclays U.S. Universal Index (80%). Fund management believes that the Barclays U.S. Universal Index and the change in the composition of the customized weighted index more accurately reflect the new investment objective and strategies of the Fund.

To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

The section of the Prospectus captioned “Fund Overview—Key Facts About BlackRock Moderate Prepared Portfolio—Performance Information” is deleted in its entirety and replaced with the following:

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to May 26, 2015 as reflected in the bar chart and the table are the returns of the Fund that followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.” The table compares the Fund’s performance to that of the Standard & Poor’s (“S&P”) 500® Index, MSCI ACWI Index, a customized weighted index comprised of the returns of the Barclays U.S. Aggregate Bond Index (40%), Russell 3000® Index (48%) and MSCI EAFE® Index (12%), and a customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Barclays U.S. Universal Index (60%). Effective May 26, 2015, the S&P 500® Index was replaced with MSCI ACWI Index, and the customized weighted index against which the Fund measures its performance is changed from the Barclays U.S. Aggregate Bond Index (40%), Russell 3000® Index (48%) and MSCI EAFE® Index (12%) to the MSCI ACWI Index (28%), MSCI USA Index (12%) and Barclays U.S. Universal Index (60%). Fund management believes that MSCI ACWI Index and the change in the composition of the customized weighted index more accurately reflect the new investment objective and strategies of the Fund.

To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

The section of the Prospectus captioned “Fund Overview—Key Facts About BlackRock Growth Prepared Portfolio—Performance Information” is deleted in its entirety and replaced with the following:

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to May 26, 2015 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name “BlackRock Growth Prepared Portfolio.” The table compares the Fund’s performance to that of the Standard & Poor’s (“S&P”) 500® Index, the MSCI ACWI Index, a customized weighted index comprised of the returns of the Barclays U.S. Aggregate Bond Index (20%), Russell 3000® Index (64%) and MSCI EAFE® Index (16%), and a customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Barclays U.S. Universal Index (40%). Effective May 26, 2015, the S&P 500® Index was replaced with the MSCI ACWI Index, and the customized weighted index against which the Fund measures its performance is changed from the Barclays U.S. Aggregate Bond Index (20%), Russell 3000® Index (64%) and MSCI EAFE® Index (16%) to the MSCI ACWI Index (42%), MSCI USA Index (18%) and Barclays U.S. Universal Index (40%). Fund management believes that the MSCI ACWI Index and the change in the composition of the customized weighted index more accurately reflect the new investment strategies of the Fund.

To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

The section of the Prospectus captioned “Fund Overview—Key Facts About BlackRock Aggressive Growth Prepared Portfolio—Performance Information” is deleted in its entirety and replaced with the following:

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to May 26, 2015 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.” The table compares the Fund’s performance to that of the Standard & Poor’s (“S&P”) 500® Index, the MSCI ACWI Index, a customized weighted index comprised of the returns of the Russell 3000® Index (80%) and MSCI EAFE® Index (20%), and a customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Barclays U.S. Universal Index (20%). Effective May 26, 2015, the S&P 500® Index was replaced with the MSCI ACWI Index, and the customized weighted index against which the Fund measures its performance is changed from the Russell 3000® Index (80%) and MSCI EAFE® Index (20%) to the MSCI ACWI Index (56%), MSCI USA Index (24%) and Barclays U.S. Universal Index (20%). Fund management believes that the MSCI ACWI Index and the change in the composition of the customized weighted index more accurately reflect the new investment strategies of the Fund.

To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Change in each Fund’s Expense Caps

Footnote 4 to the expense table in the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Conservative Prepared Portfolio—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

As described in the “Management of the Funds” section on page 145, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund (underlying fund) Fees and Expenses and certain other Fund expenses) to 1.53% (for Investor A Shares), 2.25% (for Investor C Shares), 1.13% (for Institutional Shares) and 1.74% (for Class R Shares) of average daily net assets. This agreement is perpetual and has no effective termination date. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund (underlying fund) Fees and Expenses and certain other Fund expenses) to 0.43% (for Investor A Shares), 1.18% (for Investor C Shares), 0.09% (for Institutional Shares) and 0.74% (for Class R Shares) of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Footnote 4 to the expense table in the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Moderate Prepared Portfolio—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

As described in the “Management of the Funds” section on page 145, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund (underlying fund) Fees and Expenses and certain other Fund expenses) to 1.51% (for Investor A Shares), 2.24% (for Investor C Shares), 1.09% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets. This agreement is perpetual and has no effective termination date. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund (underlying fund) Fees and Expenses and certain other Fund expenses) to 0.43% (for Investor A Shares), 1.18% (for Investor C Shares), 0.09% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Footnote 4 to the expense table in the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Growth Prepared Portfolio—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

As described in the “Management of the Funds” section on page 145, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund (underlying fund) Fees and Expenses and certain other Fund expenses) to 1.45% (for Investor A Shares), 2.17% (for Investor C Shares), 1.07% (for Institutional Shares) and 1.62% (for Class R Shares) of average daily net assets. This agreement is perpetual and has no effective termination date. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund (underlying fund) Fees and Expenses and certain other Fund expenses) to 0.43% (for Investor A Shares), 1.18% (for Investor C Shares), 0.09% (for Institutional Shares) and 0.62% (for Class R Shares) of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Footnote 5 to the expense table in the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Aggressive Growth Prepared Portfolio—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

As described in the “Management of the Funds” section on page 145, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund (underlying fund) Fees and Expenses and certain other Fund expenses) to 1.43% (for Investor A Shares), 2.18% (for Investor C Shares), 1.09% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets. This agreement is perpetual and has no effective termination date. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund (underlying fund) Fees and Expenses and certain other Fund expenses) to 0.43% (for Investor A Shares), 1.18% (for Investor C Shares), 0.09% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until February 1, 2017. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.